Income Tax Expense - Schedule of Effective Income Tax Rate Reconciliation (Parentheticals) (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Statutory tax rate	25.00%	25.00%	25.00%	25.00%